Capital structure - Dividends (Details) - $ / shares			12 Months Ended
	Mar. 11, 2020	Feb. 12, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Class of Stock [Line Items]
Common share cash dividends declared (in dollars per share)			$ 1.76	$ 1.52	$ 1.28
Preferred stock cash dividends paid (in dollars per share)			$ 0
Subsequent Event
Class of Stock [Line Items]
Common share cash dividends declared (in dollars per share)		$ 0.44
Scenario, Forecast
Class of Stock [Line Items]
Common share cash dividends declared (in dollars per share)	$ 0.44
Common share cash dividends paid (in dollars per share)	$ 0.44